Insurance (Summary of Sensitivity Analysis for Actuarial Assumptions) (Details) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Impact of one percent change in discount rate in key assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 135	$ 121
Decrease in assumption	(143)	(129)
Increase in assumption	100	90
Decrease in assumption	(107)	(95)
Impact of five percent changes in frequency of claims in key assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(202)	(182)
Decrease in assumption	202	182
Increase in assumption	(150)	(135)
Decrease in assumption	150	135
Impact of five percent change in severity of claims in key assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(289)	(288)
Decrease in assumption	289	288
Increase in assumption	(215)	(213)
Decrease in assumption	215	213
Impact of five percent change in risk adjustment in key assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(39)	(52)
Decrease in assumption	34	40
Increase in assumption	(29)	(38)
Decrease in assumption	$ 25	$ 29